Equity - Other contributed equity	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Equity - Other contributed equity
Note 19. Equity - Other contributed equity

	2021	2020
	A$’000	A$’000

Convertible note - Triaxial	—	464

On 4 December 2014, the consolidated entity and the convertible note holder (‘Triaxial’) signed a Convertible Note Deed Poll (‘Deed’) which superseded the precedent Loan Agreement between Triaxial shareholders and the consolidated entity. The Deed extinguishes the liability created by the Loan Agreement and provides that the Convertible Notes will convert into a pre-determined
number of ordinary shares on the achievement of defined milestones established in the schedule of the Deed. Accordingly the convertible note has been reclassified as an equity instrument rather than debt instrument.
During the Financial year ended 30 June 2017, the Company reached two milestones triggering the conversion of a portion of its convertible note as follows:

•
On 11 August 2016
,
the Company announced the submission of an IND application. On 10 September 2016, the Company received a letter from the FDA advising the study may proceed triggering conversion of 20,000,000 ordinary shares.

•	On 31 October 2016, the Company announced it had licensed a Phase II ready molecule triggering the conversion of 16,000,000 ordinary shares.
During the financial year ended 30 June 2018, a portion of the convertible notes was extinguished.
On 21 April 2022 the completion of the phase II study of paxalisib in glioblastoma (NCT03522298) was announced and on 5 May 2022 the remaining portion of the convertible note was extinguished and converted to 1,855,357 ordinary shares.